Marketable Securities (Q3)	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 12 - Marketable Securities

The Company’s marketable securities at September 30, 2021 consist entirely of certificates of deposit with a financial institution and have maturity dates of twelve months or less.

Management determines the appropriate classification of its marketable securities at the time of purchase and re-evaluates such designation as of each balance sheet date. As the Company views its marketable securities as available to support its current operations and does not have the intent to hold the securities to maturity, it has classified them as available-for-sale. All marketable securities are recorded at their fair value (see Note 13 - Fair Value Measurements) with any unrealized gains or losses (except those related to credit losses) recorded in accumulated other comprehensive income. There were no unrealized gains or losses during the nine months ended September 30, 2021. Realized gains and losses, including interest earned, are recorded in interest income in the Condensed Consolidated Statements of Operations and Comprehensive Loss and were immaterial for the three and nine months ended September 30, 2021.

Marketable securities are impaired when a decline in fair value is judged to be other-than-temporary. The Company evaluates a security for impairment by considering the length of time and extent to which market value has been less than cost or amortized cost, the financial condition and near-term prospects of the issuer, specific events or circumstances that may influence the operations of the issuer, and the Company’s intent to sell the security, or the likelihood that it will be required to sell the security, before recovery of the entire amortized cost. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded and a new costs basis is established. The Company did not record any impairments during the nine months ended September 30, 2021.